Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Carryforward tax losses	$ 10,096	$ 10,591
Research and development credit	2,032	1,120
Accrued social benefits and other	472	909
Deferred tax assets, gross	12,600	12,620
Less - valuation allowance	(12,600)	(12,620)
Net deferred tax assets